UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hovey, Youngman Associates, Inc.
Address:  330 Madison Avenue
          New York, NY  10017

13F File Number:  28-3051

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Christine Stuttig
Title:      Corporate Secretary
Phone:      (212) 661-3636
Signature, Place and Date of Signing:

   Christine Stuttig     New York, New York          October 21, 2004

Report Type (Check only one.):

[X]       13F HOLDINGS REPORT

[ ]       13F NOTICE

[ ]       13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     118

Form 13F Information Table Value Total:    $230,156


List of Other Included Managers:  None


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      201     2516 SH       SOLE                     2516
Abbott Labs                    COM              002824100     1838    43390 SH       SOLE                    43390
Altria Group Inc.              COM              02209S103      234     4975 SH       SOLE                     4975
American Express               COM              025816109     1275    24776 SH       SOLE                    24776
American Int'l Group           COM              026874107    37793   555859 SH       SOLE                   555859
                                                                20      300 SH       OTHER                                       300
Amgen Inc.                     COM              031162100      739    13008 SH       SOLE                    13008
Anadarko Petro Corp            COM              032511107     1575    23735 SH       SOLE                    23735
                                                                60      900 SH       OTHER                                       900
Anheuser Busch                 COM              035229103      512    10250 SH       SOLE                    10250
Annaly Mortgage Management Inc COM              035710409      217    12650 SH       SOLE                    12650
Applied Materials              COM              038222105      491    29750 SH       SOLE                    29750
Automatic Data Processing Inc. COM              053015103      533    12900 SH       SOLE                    12900
Avery Dennison Corp.           COM              053611109     1070    16270 SH       SOLE                    16270
Axis Capital Holdings Ltd      COM              g0692u109      442    17000 SH       SOLE                    17000
BG Group                       COM              055434203     5017   147400 SH       SOLE                   147400
BP Plc Spons Adr               COM              055622104     2850    49534 SH       SOLE                    49534
Bank of America Corp.          COM              060505104      327     7550 SH       SOLE                     7550
                                                               121     2800 SH       OTHER                                      2800
Bed Bath & Beyond Inc          COM              075896100      312     8400 SH       SOLE                     8400
Bombardier Inc. Cl B           COM              097751200       30    13000 SH       SOLE                    13000
CVS Corp.                      COM              126650100     3114    73920 SH       SOLE                    73920
                                                                72     1700 SH       OTHER                                      1700
ChevronTexaco Corp.            COM              166764100     1024    19094 SH       SOLE                    19094
                                                                54     1000 SH       OTHER                                      1000
Cintas Corp.                   COM              172908105      339     8075 SH       SOLE                     8075
Cisco Sys Inc                  COM              17275R102     9209   508763 SH       SOLE                   508763
                                                                98     5400 SH       OTHER                                      5400
Citigroup Inc.                 COM              172967101     5930   134414 SH       SOLE                   134414
                                                                79     1800 SH       OTHER                                      1800
Coca Cola                      COM              191216100      255     6360 SH       SOLE                     6360
Colgate Palmolive              COM              194162103      405     8975 SH       SOLE                     8975
Comcast Corp New Cl A          COM              20030N101     5387   190775 SH       SOLE                   190775
Comcast Corp New Cl A Special  COM              20030N200     1526    54655 SH       SOLE                    54655
                                                                39     1400 SH       OTHER                                      1400
Commerce Bancorp Inc           COM              200519106     1394    25250 SH       SOLE                    25250
ConocoPhillips                 COM              20825C104     4501    54325 SH       SOLE                    54325
Dell Inc.                      COM              24702R101      503    14134 SH       SOLE                    14134
DuPont E I De Nemours          COM              263534109      203     4750 SH       SOLE                     4750
Dynegy Inc. Cl A               COM              26816Q101      127    25400 SH       SOLE                    25400
E*Trade Financial Corp.        COM              269246104     5494   481120 SH       SOLE                   481120
                                                                46     4000 SH       OTHER                                      4000
Enterra Energy Tr Unit         COM              29381P102      815    56100 SH       SOLE                    56100
Exxon Mobil Corp.              COM              30231G102    12966   268288 SH       SOLE                   268288
                                                                51     1056 SH       OTHER                                      1056
Fifth Third Bancorp            COM              316773100     1122    22800 SH       SOLE                    22800
First Data Corp.               COM              319963104     1726    39682 SH       SOLE                    39682
Fortune Brands Inc.            COM              349631101      627     8460 SH       SOLE                     8460
General Electric               COM              369604103    26035   775317 SH       SOLE                   775317
                                                                40     1200 SH       OTHER                                      1200
Goldman Sachs Group            COM              38141G104      438     4700 SH       SOLE                     4700
HSBC Hldgs PLC Spon ADR        COM              404280406      370     4632 SH       SOLE                     4632
                                                                65      812 SH       OTHER                                       812
Home Depot                     COM              437076102     2384    60825 SH       SOLE                    60825
                                                                61     1550 SH       OTHER                                      1550
Int'l Bus Machines             COM              459200101      484     5642 SH       SOLE                     5642
                                                               180     2100 SH       OTHER                                      2100
Intel Corp                     COM              458140100     1306    65098 SH       SOLE                    65098
                                                                64     3200 SH       OTHER                                      3200
J P Morgan Chase & Co          COM              46625H100      916    23047 SH       SOLE                    23047
                                                                59     1480 SH       OTHER                                      1480
Johnson & Johnson              COM              478160104     9769   173423 SH       SOLE                   173423
Johnson Ctls. Inc.             COM              478366107      460     8090 SH       SOLE                     8090
Liberty Media Corp. New Ser A  COM              530718105      531    60900 SH       SOLE                    60900
Linear Technology Corp         COM              535678106      279     7700 SH       SOLE                     7700
Lowes Companies                COM              548661107     5764   106045 SH       SOLE                   106045
Medtronic Inc.                 COM              585055106     1406    27100 SH       SOLE                    27100
                                                               135     2600 SH       OTHER                                      2600
Merck                          COM              589331107     2868    86906 SH       SOLE                    86906
Microsoft Corp.                COM              594918104     2561    92630 SH       SOLE                    92630
                                                               127     4600 SH       OTHER                                      4600
Nike Inc.                      COM              654106103      210     2670 SH       SOLE                     2670
Nokia Corp. Adr                COM              654902204      300    21900 SH       SOLE                    21900
                                                                44     3200 SH       OTHER                                      3200
Northern Tr Corp               COM              665859104      214     5250 SH       SOLE                     5250
Pengrowth Energy Trust Unit A  COM              706902301      473    26400 SH       SOLE                    26400
Pepsico                        COM              713448108     4736    97355 SH       SOLE                    97355
Pfizer                         COM              717081103     6512   212795 SH       SOLE                   212795
                                                                28      900 SH       OTHER                                       900
Pitney Bowes                   COM              724479100      344     7800 SH       SOLE                     7800
Praxair Inc. Com               COM              74005p104     1057    24730 SH       SOLE                    24730
Procter & Gamble               COM              742718109     9383   173370 SH       SOLE                   173370
                                                                65     1200 SH       OTHER                                      1200
Royal Dutch                    COM              780257804      433     8400 SH       SOLE                     8400
Sasol Ltd ADR                  COM              803866300      376    20100 SH       SOLE                    20100
Schlumberger                   COM              806857108      426     6335 SH       SOLE                     6335
                                                                27      400 SH       OTHER                                       400
Staples Inc                    COM              855030102     5639   189105 SH       SOLE                   189105
Symantec Corp                  COM              871503108      425     7745 SH       SOLE                     7745
Target Corporation             COM              87612E106      796    17600 SH       SOLE                    17600
Teva Pharmaceutical Ind        COM              881624209     5135   197868 SH       SOLE                   197868
                                                                36     1400 SH       OTHER                                      1400
Texas Instruments              COM              882508104     4290   201598 SH       SOLE                   201598
                                                                96     4500 SH       OTHER                                      4500
Toreador Resources Corp        COM              891050106      318    32900 SH       SOLE                    32900
Tyco Intl. Ltd. New            COM              902124106      701    22856 SH       SOLE                    22856
                                                                80     2600 SH       OTHER                                      2600
Unit Corp.                     COM              909218109     2087    59500 SH       SOLE                    59500
United Technologies Corp.      COM              913017109      676     7235 SH       SOLE                     7235
United Utilities Plc Adr       COM              91311Q105      432    21200 SH       SOLE                    21200
Verizon Communications         COM              92343V104     2230    56622 SH       SOLE                    56622
Viacom Inc. Cl B               COM              925524308      432    12875 SH       SOLE                    12875
                                                                27      800 SH       OTHER                                       800
Vodafone Group Plc New Spons A COM              92857W100     1182    49035 SH       SOLE                    49035
Wachovia Corp New Com          COM              929903102      657    14000 SH       SOLE                    14000
Wal Mart Stores                COM              931142103      571    10739 SH       SOLE                    10739
Walgreen                       COM              931422109      552    15400 SH       SOLE                    15400
Wellpoint Health Networks      COM              94973h108     5830    55473 SH       SOLE                    55473
Wells Fargo & Co.              COM              949746101     1181    19802 SH       SOLE                    19802
Zimmer Holdings Inc            COM              98956P102      430     5445 SH       SOLE                     5445
Soco International Ord         COM                              62    10000 SH       SOLE                    10000
Fidelity Investment Grade Bond                  316146109      112 14811.184SH       SOLE                14811.184
Fidelity Magellan Fd Com                        316184100      203 2097.890 SH       SOLE                 2097.890
Harbor Capital Appreciation Fd                  411511504      318 12220.045SH       SOLE                12220.045
Mutual Qualified Fund Class Z                   628380206     1526 81189.205SH       SOLE                81189.205
Vanguard/Windsor Fd II                          922018205      433 15348.865SH       SOLE                15348.865
Milkhaus Labs Warrant $32.56 e WT               111111111        2    20272 SH       SOLE                    20272
Milkhaus Labs Warrant $35.52 e WT               111111111        2    20272 SH       SOLE                    20272